Exchanged/Held-For-Exchange Animal Health Business - Summary of Main Items Included in Net Income/(Loss) of Held-for-Exchange Animal Health Business (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Animal Health Business [Member] | Boehringer Ingelheim's Consumer Healthcare Business [Member]
Disclosure of Net Income Loss of Held for Exchange Animal Health Business [Line Items]
Consideration received	€ 10,557